Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance
6.	Reinsurance

Successor

The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life and long-term care policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers. As of December 31, 2015 and December 31, 2014, approximately 99% of the Company’s non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents over 65% of the Company’s reinsurance recoverables as of December 31, 2015 and 2014.

On April 1, 2014, the Company entered into an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer under which risk on certain universal life and fixed annuity products is transferred. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2015 and 2014, the Company had a deposit receivable and a modified coinsurance payable of $1,250 million and $1,383 million, respectively, related to this agreement.

The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the year ended December 31, 2015 and for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,463,472	$921,444
Assumed	5,939	5,258
Ceded	(1,106,638)	(702,833)

Premiums and fee income, net of reinsurance	$362,773	$223,869

The effects of reinsurance on return credited to policyholders’ account balances, and policyholder benefits for the year ended December 31, 2015 and for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,603,724	$1,104,420
Assumed	6,743	4,713
Ceded	(957,643)	(635,887)

Return credited to policyholders’ account balances, and policyholders’ benefits, net of reinsurance	$652,824	$473,246

Predecessor

Prior to April 1, 2014, the Company had reinsurance agreements under which it reinsured all of its business to ALIC, Lincoln Benefit Re (“LB Re”) or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to policyholders account balances, contract benefits and substantially all expenses were reinsured. The Company purchased reinsurance to limit aggregate and single losses on large risks. The Company ceded a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

The effects of reinsurance on premiums and contract charges are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Direct	$331,899	$1,331,597
Assumed	1,581	6,830
Ceded:
Affiliate	(244,797)	(962,576)
Non-affiliate	(88,683)	(375,851)

Premiums and fee income, net of reinsurance	$—	$—

The effects of reinsurance on return credited to policyholders’ account balances, policyholder benefits and other expenses are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Direct	$450,041	$1,938,015
Assumed	2,606	8,180
Ceded:
Affiliate	(336,122)	(1,505,010)
Non-affiliate	(116,525)	(441,185)

Return credited to policyholders, contract benefits and expenses, net of reinsurance	$—	$—